Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Equity method investments:
Balance at beginning of the year		$ 311		$ 1,790
Share of loss from equity investees		(307)	[1]	(1,875)	[1]	$ (195)
Dilution gains arising from deemed disposal of investments		0		326
Exchange differences		(4)		70
Balance at end of the year		0		311		1,790
Cost method investments:
Balance at beginning of the year		42,430		39,002
Additions		0		2,793
Disposal		0		(383)
Dilution gains arising from deemed disposal of investment		0		165
Exchange difference		(998)		1,449
Less: impairment loss on long-term investments	[1]	(7,794)		(596)
Balance at end of the year		33,638		42,430		$ 39,002
Total long-term investments		$ 33,638		$ 42,741

[1]	In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.